BUSINESS SEGMENTS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment reporting information
Identifiable assets	$ 1,864,660	$ 1,873,878
Total Citicorp and Corporate/Other
Segment reporting information
Identifiable assets	1,709,000	1,649,000
Global Consumer Banking
Segment reporting information
Identifiable assets	404,000	385,000
Institutional Clients Group
Segment reporting information
Identifiable assets	1,062,000	983,000
Corporate/Other
Segment reporting information
Identifiable assets	243,000	281,000
Citi Holdings
Segment reporting information
Identifiable assets	$ 156,000	$ 225,000